Derivatives_Details of derivative assets and derivative liabilities (Details) $ in Thousands	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	₩ 299,701,576,000,000		₩ 268,733,330,000,000
Derivative assets for hedging	12,395,000,000	$ 11,149	59,272,000,000
Derivative assets for trading	2,391,211,000,000		3,115,775,000,000
Derivative liabilities for hedging	67,505,000,000	$ 60,717	67,754,000,000
Derivative liabilities for trading	2,377,750,000,000		3,150,149,000,000
For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	12,395,000,000		59,272,000,000
Derivative liabilities for hedging	34,540,000,000		12,103,000,000
For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	32,965,000,000		55,651,000,000
For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	2,391,211,000,000		3,115,775,000,000
Derivative liabilities for trading	2,377,750,000,000		3,150,149,000,000
Interest rate futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	272,778,000,000		75,845,000,000
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0		0
Derivative liabilities for trading	0		0
Interest rate swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	143,307,983,000,000		130,197,378,000,000
Interest rate swap | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	12,395,000,000		59,272,000,000
Derivative liabilities for hedging	34,540,000,000		12,103,000,000
Interest rate swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Interest rate swap | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	218,551,000,000		223,935,000,000
Derivative liabilities for trading	232,719,000,000		253,972,000,000
Interest rate options | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	660,000,000,000		630,000,000,000
Interest rate options | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Interest rate options | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Interest rate options | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	10,897,000,000		12,346,000,000
Derivative liabilities for trading	0		0
Interest rate options | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	785,000,000,000		795,000,000,000
Interest rate options | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Interest rate options | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Interest rate options | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0		0
Derivative liabilities for trading	11,731,000,000		12,869,000,000
Currency futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	371,529,000,000		318,217,000,000
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0		0
Derivative liabilities for trading	0		0
Currency forward
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	80,082,126,000,000		72,526,956,000,000
Currency forward | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Currency forward | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Currency forward | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	1,200,200,000,000		1,314,368,000,000
Derivative liabilities for trading	1,164,623,000,000		1,375,799,000,000
Currency swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	56,427,354,000,000		48,176,306,000,000
Currency swap | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Currency swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	32,965,000,000		55,651,000,000
Currency swap | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	806,790,000,000		1,352,924,000,000
Derivative liabilities for trading	750,377,000,000		1,347,905,000,000
Currency option | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	2,635,551,000,000		2,291,154,000,000
Currency option | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Currency option | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Currency option | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	36,079,000,000		64,267,000,000
Derivative liabilities for trading	0		0
Currency option | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	4,651,496,000,000		4,038,237,000,000
Currency option | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Currency option | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Currency option | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0		0
Derivative liabilities for trading	49,352,000,000		58,687,000,000
Equity futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	124,009,000,000		91,436,000,000
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0		0
Derivative liabilities for trading	0		0
Equity swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	435,790,000,000		15,000,000,000
Equity swap | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Equity swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Equity swap | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	3,021,000,000		103,000,000
Derivative liabilities for trading	4,542,000,000		10,000,000
Equity option | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	4,272,150,000,000		5,060,706,000,000
Equity option | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Equity option | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Equity option | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	115,210,000,000		146,775,000,000
Derivative liabilities for trading	0		0
Equity option | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	5,661,146,000,000		4,504,290,000,000
Equity option | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Equity option | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Equity option | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0		0
Derivative liabilities for trading	163,966,000,000		99,770,000,000
Other futures
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	965,000,000		0
Other futures | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Other futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Other futures | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0		0
Derivative liabilities for trading	0		0
Other forward
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	5,618,000,000
Other forward | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0
Derivative liabilities for hedging	0
Other forward | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0
Other forward | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	0
Derivative liabilities for trading	0
Other swap
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount	8,081,000,000		7,805,000,000
Other swap | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging	0		0
Derivative liabilities for hedging	0		0
Other swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging	0		0
Other swap | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading	463,000,000		1,057,000,000
Derivative liabilities for trading	₩ 440,000,000		1,037,000,000
Other option | Long [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount			0
Other option | Long [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging			0
Derivative liabilities for hedging			0
Other option | Long [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Other option | Long [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading			0
Other option | Short [Member]
Disclosure of detailed information about hedging instruments [Line Items]
Nominal amount			5,000,000,000
Other option | Short [Member] | For fair value hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for hedging			0
Derivative liabilities for hedging			0
Other option | Short [Member] | For cash flow hedging
Disclosure of detailed information about hedging instruments [Line Items]
Derivative liabilities for hedging			0
Other option | Short [Member] | For trading
Disclosure of detailed information about hedging instruments [Line Items]
Derivative assets for trading			0
Derivative liabilities for trading			₩ 100,000,000